Reconciliation of Financial Statements to Form 5500 - Schedule of Reconciliation of Net Increase (Details) - EBP002 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase as reported in the financial statements, excluding transfers	$ 756,877
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at December 31, 2025	(11,254)
Reverse adjustment from contract value to fair value for certain fully benefit-responsive investment contracts at December 31, 2024	30,004
Deemed distributions of participant loans at the beginning of the year	1,688
Deemed distributions of participant loans at end of the year	(2,048)
Net gain as reported in the Form 5500	$ 775,267